Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R 9,090	R 4,172
Prior year tax	75	0	R 0
Tax expense (income)	R 8,905	R 6,631	R 2,941
Assessed loss limitation	80.00%	80.00%	80.00%
Description of evidence supporting recognition of deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	During the year, management considered whether the unrecognised deferred tax asset related to the group's Papua New Guinea entity, Morobe Consolidated Goldfields Limited (MCG), should be recognised, partially or in full. Due to the significant increase in the Hidden Valley operation's estimated future taxable profits a portion of the unrecognised deferred tax asset to the value of R1.1 billion has now been recognised as at 30 June 2026. Management also considered the recognition of previously unrecognised deferred tax assets related to Harmony Gold Australia. Due to the acquisition of MAC Copper, which included the CSA mine, the group's Australian entities moved into a net deferred tax liability including the previously unrecognised deferred tax asset. Consequently, the full unrecognised deferred tax asset of R1.5 billion has now been recognised as at 30 June 2026.
Deferred tax asset previously not recognised now recorded	R (2,582)	R 0	R 0
Mponeng
Major components of tax (expense) income
Deferred Tax Rate	21.00%	17.20%	8.10%
Freegold
Major components of tax (expense) income
Deferred Tax Rate	19.60%	17.20%	11.70%
Parent
Major components of tax (expense) income
Deferred Tax Rate	23.80%	20.30%	25.40%
Moab Khotsong
Major components of tax (expense) income
Deferred Tax Rate	23.60%	21.20%	19.00%
Chemwes Proprietary Limited
Major components of tax (expense) income
Deferred Tax Rate	28.90%	26.30%	18.10%
Randfontein
Major components of tax (expense) income
Deferred Tax Rate	20.30%	15.70%	9.90%
Kalgold
Major components of tax (expense) income
Deferred Tax Rate	27.70%	26.20%	21.50%
MCG
Major components of tax (expense) income
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	R 1,100
Harmony Gold Australia
Major components of tax (expense) income
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	1,500
Property, plant and equipment [member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	1,600	R 1,100	R 510
Temporary Differences Excluding Hedge Accounted Derivatives [Member] | Other legal entities
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	786	1,100	618
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	2,397	2,459	525
Deferred tax - current year	R 2,397	R 2,459	R 525
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
International operations
Major components of tax (expense) income
Deferred tax (expense) income	R (2,582)	R 0	R 0
Deferred tax - current year	R (2,582)	R 0	R 0
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | Mponeng
Major components of tax (expense) income
Current year tax	R 2,921	R 1,990	R 1,129
Mining Products | Freegold
Major components of tax (expense) income
Current year tax	1,564	365	235
Mining Products | Parent
Major components of tax (expense) income
Current year tax	725	253	144
Mining Products | Moab Khotsong
Major components of tax (expense) income
Current year tax	801	688	536
Mining Products | Chemwes Proprietary Limited
Major components of tax (expense) income
Current year tax	686	51	0
Mining Products | Randfontein
Major components of tax (expense) income
Current year tax	650	217	42
Mining Products | Tswelopele Beneficiation Operation Proprietary Limited
Major components of tax (expense) income
Current year tax	320	269	181
Mining Products | Kalgold
Major components of tax (expense) income
Current year tax	163	135	42
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	7,830	3,968	2,309
Current year tax	7,819	3,968	2,313
Prior year tax	R 11	R 0	R (4)
Applicable taxation rate	33.00%	33.00%	33.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R 295	R 204	R 107
Current year tax	273	202	107
Prior year tax	R 22	R 2	R 0
Applicable taxation rate	27.00%	27.00%	27.00%
Income Tax | MCG
Major components of tax (expense) income
Current year tax	R 934
Income Tax | International operations
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	965	R 0	R 0
Current year tax	923	0	0
Prior year tax	R 42	R 0	R 0
Global minimum tax rate
Major components of tax (expense) income
Applicable taxation rate	15.00%